Loss Per Share (Details) - CHF (SFr)		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Loss per Share [abstract]
Loss attributable to owners of the Company		SFr (2,658,501)	SFr (3,604,301)
Weighted average number of shares outstanding	[1]	4,585,054	2,173,307
Basic and diluted loss per share		SFr (0.58)	SFr (1.66)

[1]	The basic and diluted loss per share for the period ended June 30, 2019 have been adjusted for the 2019 Reverse Share Split on May 1, 2019 with a ratio of 1 for 20.